STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

March 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.1%
Advertising - 1.1%
Clear Channel Outdoor Holdings, Inc., Gtd. Notes	7.75	4/15/2028	1,139,000	[b]	855,275
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes	5.13	8/15/2027	2,123,000	[b,c]	1,907,600
Lamar Media Corp., Gtd. Notes	4.00	2/15/2030	1,660,000		1,471,756
Outfront Media Capital LLC, Gtd. Notes	5.00	8/15/2027	2,246,000	[b]	2,025,757
				6,260,388
Aerospace & Defense - 2.4%
Bombardier, Inc., Sr. Unscd. Notes	7.50	2/1/2029	2,184,000	[b]	2,233,140
Rolls-Royce PLC, Gtd. Bonds	3.63	10/14/2025	1,970,000	[b]	1,876,425
Spirit AeroSystems, Inc., Scd. Notes	7.50	4/15/2025	2,560,000	[b]	2,562,509
TransDigm, Inc., Gtd. Notes	4.88	5/1/2029	3,844,000		3,406,501
TransDigm, Inc., Gtd. Notes	5.50	11/15/2027	2,605,000		2,459,127
TransDigm, Inc., Sr. Scd. Notes	6.75	8/15/2028	1,961,000	[b]	1,983,061
				14,520,763
Airlines - 1.6%
Air Canada, Sr. Scd. Notes	3.88	8/15/2026	2,100,000	[b]	1,909,029
American Airlines, Inc., Sr. Scd. Notes	5.50	4/20/2026	960,000	[b]	945,928
American Airlines, Inc., Sr. Scd. Notes	5.75	4/20/2029	3,250,000	[b]	3,120,978
American Airlines, Inc., Sr. Scd. Notes	11.75	7/15/2025	1,636,000	[b]	1,791,502
Delta Air Lines, Inc., Sr. Scd. Notes	4.75	10/20/2028	2,140,000	[b]	2,066,915
				9,834,352
Automobiles & Components - 3.9%
Dealer Tire LLC, Sr. Unscd. Notes	8.00	2/1/2028	3,052,000	[b]	2,742,924
Ford Motor Co., Sr. Unscd. Notes	5.29	12/8/2046	1,902,000	[c]	1,562,579
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	2.90	2/16/2028	3,190,000		2,746,526
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	3.38	11/13/2025	2,040,000		1,914,775
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	3.63	6/17/2031	2,220,000		1,832,244
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	4.27	1/9/2027	2,780,000		2,592,350
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	7.35	3/6/2030	870,000		894,795
IHO Verwaltungs GmbH, Sr. Scd. Bonds	6.00	5/15/2027	1,100,000	[b,d]	1,009,030

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.1% (continued)
Automobiles & Components - 3.9% (continued)
IHO Verwaltungs GmbH, Sr. Scd. Bonds	EUR	8.75	5/15/2028	310,000	[b,d]	344,188
IHO Verwaltungs GmbH, Sr. Scd. Notes	EUR	3.88	5/15/2027	2,800,000	[b,d]	2,675,096
IHO Verwaltungs GmbH, Sr. Scd. Notes		6.38	5/15/2029	350,000	[b,d]	308,797
Jaguar Land Rover Automotive PLC, Gtd. Notes	EUR	6.88	11/15/2026	1,220,000	[b]	1,268,314
Nissan Motor Co., Sr. Unscd. Notes		4.35	9/17/2027	2,530,000	[b]	2,388,228
ZF North America Capital, Inc., Gtd. Notes		4.75	4/29/2025	1,224,000	[b]	1,204,281
					23,484,127
Banks - .8%
Citigroup, Inc., Jr. Sub. Notes		3.88	2/18/2026	1,870,000	[e]	1,583,890
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. HH		4.60	2/1/2025	1,374,000	[e]	1,281,255
Lloyds Banking Group PLC, Jr. Sub. Bonds		7.50	6/27/2024	488,000	[c,e]	461,702
Societe Generale SA, Jr. Sub. Bonds		7.88	12/18/2023	1,650,000	[b,e]	1,549,185
					4,876,032
Building Materials - 1.1%
Camelot Return Merger Sub, Inc., Sr. Scd. Notes		8.75	8/1/2028	1,280,000	[b,c]	1,186,560
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	3,318,000	[b]	3,152,368
Standard Industries, Inc., Sr. Unscd. Notes		4.38	7/15/2030	1,056,000	[b]	919,913
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	1,334,000	[b]	1,248,084
					6,506,925
Chemicals - 1.8%
INEOS Finance PLC, Sr. Scd. Notes		6.75	5/15/2028	1,738,000	[b]	1,679,770
INEOS Quattro Finance 1 PLC, Sr. Unscd. Notes	EUR	3.75	7/15/2026	1,310,000	[b]	1,234,877
INEOS Quattro Finance 2 PLC, Sr. Scd. Notes		3.38	1/15/2026	2,040,000	[b]	1,851,139
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	2,759,000	[b,d]	2,550,358
NOVA Chemicals Corp., Sr. Unscd. Notes		4.88	6/1/2024	1,868,000	[b]	1,845,117
Olympus Water US Holding Corp., Sr. Scd. Notes		4.25	10/1/2028	1,325,000	[b]	1,097,743
Olympus Water US Holding Corp., Sr. Unscd. Notes		6.25	10/1/2029	881,000	[b]	652,924
					10,911,928

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.1% (continued)
Collateralized Loan Obligations Debt - 2.7%
Ares European XII DAC CLO, Ser. 12A, Cl. E, 3 Month EURIBOR +6.10%	EUR	8.44	4/20/2032	1,450,000	[b,f]	1,384,716
Barings I Ltd. CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		10.29	4/15/2031	2,000,000	[b,f]	1,631,396
Barings III Ltd. CLO, Ser. 2019-3A, Cl. ER, 3 Month LIBOR +6.70%		11.51	4/20/2031	1,000,000	[b,f]	925,698
Battalion X Ltd. CLO, Ser. 2016-10A, Cl. DR2, 3 Month LIBOR +6.61%		11.43	1/25/2035	1,750,000	[b,f]	1,457,647
Battalion XVI Ltd. CLO, Ser. 2019-16A, Cl. ER, 3 Month LIBOR +6.60%		11.41	12/19/2032	2,500,000	[b,f]	2,185,710
KKR 26 Ltd. CLO, Ser. 26, Cl. ER, 3 Month LIBOR +7.15%		11.94	10/15/2034	1,000,000	[b,f]	893,497
Neuberger Berman Loan Advisers 24 Ltd. CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		10.82	4/19/2030	2,000,000	[b,f]	1,830,808
Octagon Investment Partners 46 Ltd. CLO, Ser. 2020-2A, Cl. ER, 3 Month LIBOR +6.60%		11.39	7/15/2036	3,000,000	[b,f]	2,540,457
OHA Credit Funding 10 Ltd. CLO, Ser. 2021-10A, Cl. E, 3 Month LIBOR +6.25%		11.04	1/18/2036	1,050,000	[b,f]	972,834
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		10.84	4/17/2031	2,000,000	[b,f]	1,537,382
St. Pauls CLO, Ser. 11-A, Cl. E, 3 Month EURIBOR +6.00%	EUR	8.29	1/17/2032	1,000,000	[b,f]	942,101
					16,302,246
Commercial & Professional Services - 4.6%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	2,260,000	[b]	2,146,751
Allied Universal Holdco LLC, Sr. Scd. Notes		4.63	6/1/2028	2,060,000	[b]	1,745,222
Allied Universal Holdco LLC, Sr. Scd. Notes		6.63	7/15/2026	700,000	[b]	673,400
APX Group, Inc., Gtd. Notes		5.75	7/15/2029	3,436,000	[b]	3,079,549
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	1,706,000	[b]	1,699,355
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	1,650,000	[b]	1,527,219
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	3,132,000	[b]	2,786,598
MPH Acquisition Holdings LLC, Sr. Scd. Notes		5.50	9/1/2028	1,814,000	[b]	1,443,854
Neptune Bidco US, Inc., Sr. Scd. Notes		9.29	4/15/2029	2,707,000	[b]	2,512,367
Prime Security Services Borrower LLC, Scd. Notes		6.25	1/15/2028	2,552,000	[b,c]	2,388,519
Prime Security Services Borrower LLC, Sr. Scd. Notes		3.38	8/31/2027	875,000	[b]	785,278

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.1% (continued)
Commercial & Professional Services - 4.6% (continued)
Prime Security Services Borrower LLC, Sr. Scd. Notes	5.75	4/15/2026	1,262,000	[b]	1,253,765
The Hertz Corp., Gtd. Notes	4.63	12/1/2026	2,359,000	[b]	2,139,212
United Rentals North America, Inc., Gtd. Notes	4.00	7/15/2030	2,225,000		2,001,833
United Rentals North America, Inc., Sr. Scd. Notes	6.00	12/15/2029	1,480,000	[b]	1,501,800
				27,684,722
Consumer Discretionary - 7.9%
Caesars Entertainment, Inc., Sr. Scd. Notes	7.00	2/15/2030	1,180,000	[b]	1,201,730
Carnival Corp., Gtd. Notes	6.00	5/1/2029	1,425,000	[b]	1,134,514
Carnival Corp., Gtd. Notes	7.63	3/1/2026	1,523,000	[b,c]	1,391,230
Carnival Corp., Scd. Notes	9.88	8/1/2027	692,000	[b]	713,466
Carnival Holdings Bermuda Ltd., Gtd. Notes	10.38	5/1/2028	2,971,000	[b]	3,198,861
CCM Merger, Inc., Sr. Unscd. Notes	6.38	5/1/2026	2,618,000	[b]	2,559,121
CDI Escrow Issuer, Inc., Sr. Unscd. Notes	5.75	4/1/2030	1,467,000	[b]	1,418,215
Churchill Downs, Inc., Gtd. Notes	4.75	1/15/2028	1,200,000	[b]	1,124,880
Everi Holdings, Inc., Gtd. Notes	5.00	7/15/2029	3,377,000	[b]	3,009,467
Golden Entertainment, Inc., Sr. Unscd. Notes	7.63	4/15/2026	1,960,000	[b]	1,978,424
Hilton Domestic Operating Co., Inc., Gtd. Notes	3.63	2/15/2032	805,000	[b]	679,943
Hilton Domestic Operating Co., Inc., Gtd. Notes	4.00	5/1/2031	2,120,000	[b]	1,858,392
International Game Technology PLC, Sr. Scd. Notes	4.13	4/15/2026	2,175,000	[b]	2,101,376
International Game Technology PLC, Sr. Scd. Notes	5.25	1/15/2029	2,827,000	[b]	2,709,679
KB Home, Gtd. Notes	4.00	6/15/2031	1,746,000	[c]	1,514,044
NCL Corp. Ltd., Gtd. Notes	5.88	3/15/2026	2,450,000	[b]	2,087,767
NCL Corp. Ltd., Sr. Scd. Notes	5.88	2/15/2027	2,252,000	[b]	2,102,569
Raptor Acquisition Corp., Sr. Scd. Notes	4.88	11/1/2026	552,000	[b]	513,981
Ritchie Bros Holdings, Inc., Gtd. Notes	7.75	3/15/2031	1,610,000	[b]	1,689,325
Ritchie Bros Holdings, Inc., Sr. Scd. Notes	6.75	3/15/2028	630,000	[b]	649,580
Royal Caribbean Cruises Ltd., Gtd. Notes	7.25	1/15/2030	1,120,000	[b]	1,128,008
Royal Caribbean Cruises Ltd., Gtd. Notes	9.25	1/15/2029	373,000	[b]	396,672
Royal Caribbean Cruises Ltd., Sr. Scd. Notes	8.25	1/15/2029	1,554,000	[b]	1,625,227

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.1% (continued)
Consumer Discretionary - 7.9% (continued)
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		5.50	8/31/2026	4,002,000	[b,c]	3,748,693
Scientific Games Holdings LP, Sr. Unscd. Notes		6.63	3/1/2030	3,409,000	[b]	3,015,717
Scientific Games International, Inc., Gtd. Notes		7.25	11/15/2029	2,275,000	[b]	2,281,461
Taylor Morrison Communities, Inc., Sr. Unscd. Notes		5.13	8/1/2030	1,388,000	[b]	1,282,530
					47,114,872
Consumer Staples - .5%
Kronos Acquisition Holdings, Inc., Sr. Scd. Notes		5.00	12/31/2026	1,694,000	[b]	1,551,088
Newell Brands, Inc., Sr. Unscd. Notes		4.70	4/1/2026	1,317,000		1,269,015
					2,820,103
Diversified Financials - 5.7%
Ally Financial, Inc., Gtd. Notes		8.00	11/1/2031	2,353,000		2,472,675
Ally Financial, Inc., Jr. Sub. Notes, Ser. B		4.70	5/15/2026	1,687,000	[e]	1,215,694
Ares Capital Corp., Sr. Unscd. Notes		3.20	11/15/2031	2,000,000		1,527,405
Compass Group Diversified Holdings LLC, Gtd. Notes		5.25	4/15/2029	1,700,000	[b]	1,498,915
Encore Capital Group, Inc., Sr. Scd. Bonds	EUR	4.88	10/15/2025	1,190,000	[b]	1,178,786
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	2,120,000	[b]	2,052,377
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,260,000	[b]	1,050,986
Icahn Enterprises LP, Gtd. Notes		4.75	9/15/2024	710,000		693,463
Icahn Enterprises LP, Gtd. Notes		6.25	5/15/2026	2,260,000		2,226,100
Intrum AB, Sr. Unscd. Notes	EUR	4.88	8/15/2025	1,190,000	[b]	1,194,312
Intrum AB, Sr. Unscd. Notes	EUR	9.25	3/15/2028	1,100,000	[b]	1,170,645
Jane Street Group, Sr. Scd. Notes		4.50	11/15/2029	2,364,000	[b]	2,119,231
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.75	11/15/2031	1,550,000	[b]	1,204,006
Nationstar Mortgage Holdings, Inc., Gtd. Notes		6.00	1/15/2027	1,320,000	[b]	1,199,154
Navient Corp., Sr. Unscd. Notes		6.75	6/25/2025	910,000	[c]	885,319
Navient Corp., Sr. Unscd. Notes		6.75	6/15/2026	3,575,000		3,490,022
NFP Corp., Sr. Unscd. Notes		6.88	8/15/2028	850,000	[b]	730,210
OneMain Finance Corp., Gtd. Notes		6.13	3/15/2024	960,000		936,086
OneMain Finance Corp., Gtd. Notes		6.63	1/15/2028	2,850,000		2,615,730
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	2,628,000	[b]	2,457,311
PennyMac Financial Services, Inc., Gtd. Notes		5.75	9/15/2031	1,301,000	[b]	1,031,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.1% (continued)
Diversified Financials - 5.7% (continued)
Rocket Mortgage LLC, Gtd. Notes	3.63	3/1/2029	1,448,000	[b]	1,245,280
				34,195,387
Electronic Components - .9%
Sensata Technologies BV, Gtd. Notes	5.88	9/1/2030	2,395,000	[b]	2,376,199
Sensata Technologies, Inc., Gtd. Notes	4.38	2/15/2030	980,000	[b]	894,092
TTM Technologies, Inc., Gtd. Notes	4.00	3/1/2029	2,328,000	[b]	2,028,631
				5,298,922
Energy - 10.0%
Aethon United Finance Corp., Sr. Unscd. Notes	8.25	2/15/2026	2,444,000	[b]	2,400,533
Antero Midstream Partners LP, Gtd. Notes	5.75	1/15/2028	1,920,000	[b]	1,845,667
Antero Midstream Partners LP, Gtd. Notes	5.75	3/1/2027	1,569,000	[b]	1,534,953
Antero Resources Corp., Gtd. Notes	5.38	3/1/2030	1,980,000	[b]	1,844,123
Apache Corp., Sr. Unscd. Notes	4.25	1/15/2030	2,000,000	[c]	1,826,930
Apache Corp., Sr. Unscd. Notes	5.10	9/1/2040	2,705,000		2,296,613
Blue Racer Midstream LLC, Sr. Unscd. Notes	6.63	7/15/2026	3,246,000	[b]	3,152,759
Cheniere Energy Partners LP, Gtd. Notes	4.00	3/1/2031	1,435,000		1,278,556
Cheniere Energy Partners LP, Gtd. Notes	4.50	10/1/2029	1,200,000		1,115,935
Comstock Resources, Inc., Gtd. Notes	6.75	3/1/2029	2,690,000	[b]	2,463,879
CQP Holdco LP, Sr. Scd. Notes	5.50	6/15/2031	1,695,000	[b]	1,525,534
CrownRock LP, Sr. Unscd. Notes	5.00	5/1/2029	2,334,000	[b]	2,177,155
CVR Energy, Inc., Gtd. Bonds	5.25	2/15/2025	3,914,000	[b]	3,761,878
EnLink Midstream LLC, Gtd. Notes	6.50	9/1/2030	1,892,000	[b,c]	1,915,272
Enviva Partners LP, Gtd. Notes	6.50	1/15/2026	2,015,000	[b]	1,835,736
EQM Midstream Partners LP, Sr. Unscd. Notes	4.75	1/15/2031	1,325,000	[b]	1,101,592
EQM Midstream Partners LP, Sr. Unscd. Notes	5.50	7/15/2028	2,934,000		2,668,649
EQM Midstream Partners LP, Sr. Unscd. Notes	7.50	6/1/2027	361,000	[b]	362,794
New Fortress Energy, Inc., Sr. Scd. Notes	6.50	9/30/2026	679,000	[b]	625,301
New Fortress Energy, Inc., Sr. Scd. Notes	6.75	9/15/2025	2,250,000	[b]	2,168,010
Occidental Petroleum Corp., Sr. Unscd. Notes	6.45	9/15/2036	2,250,000		2,368,125
Occidental Petroleum Corp., Sr. Unscd. Notes	7.50	5/1/2031	510,000		563,035
Occidental Petroleum Corp., Sr. Unscd. Notes	8.88	7/15/2030	1,560,000		1,815,949

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.1% (continued)
Energy - 10.0% (continued)
PDC Energy, Inc., Gtd. Notes	5.75	5/15/2026	1,790,000		1,744,937
Rockcliff Energy II LLC, Sr. Unscd. Notes	5.50	10/15/2029	3,368,000	[b]	2,988,325
Southwestern Energy Co., Gtd. Notes	5.38	3/15/2030	1,370,000		1,289,608
Southwestern Energy Co., Gtd. Notes	5.38	2/1/2029	1,505,000		1,420,201
Targa Resources Partners LP, Gtd. Notes	4.88	2/1/2031	1,381,000		1,293,644
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	3.88	11/1/2033	4,800,000	[b]	4,037,496
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	4.13	8/15/2031	1,420,000	[b]	1,249,018
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	6.25	1/15/2030	960,000	[b]	968,141
Western Midstream Operating LP, Sr. Unscd. Notes	4.30	2/1/2030	2,090,000		1,904,513
				59,544,861
Environmental Control - 2.0%
Clean Harbors, Inc., Gtd. Notes	6.38	2/1/2031	1,770,000	[b]	1,807,701
Covanta Holding Corp., Gtd. Notes	4.88	12/1/2029	1,053,000	[b]	938,023
Covanta Holding Corp., Gtd. Notes	5.00	9/1/2030	2,690,000		2,319,789
GFL Environmental, Inc., Gtd. Notes	4.00	8/1/2028	1,540,000	[b,c]	1,400,584
GFL Environmental, Inc., Sr. Scd. Notes	3.50	9/1/2028	1,770,000	[b,c]	1,603,505
GFL Environmental, Inc., Sr. Scd. Notes	5.13	12/15/2026	1,140,000	[b]	1,115,775
Waste Pro USA, Inc., Sr. Unscd. Notes	5.50	2/15/2026	2,726,000	[b]	2,509,794
				11,695,171
Food Products - .9%
Chobani LLC, Gtd. Notes	7.50	4/15/2025	1,900,000	[b]	1,854,460
Post Holdings, Inc., Gtd. Notes	4.63	4/15/2030	1,820,000	[b]	1,632,813
Post Holdings, Inc., Gtd. Notes	5.50	12/15/2029	1,980,000	[b]	1,868,069
				5,355,342
Health Care - 7.0%
1375209 BC Ltd., Sr. Scd. Notes	9.00	1/30/2028	1,830,000	[b]	1,816,275
Acadia Healthcare Co., Inc., Gtd. Notes	5.50	7/1/2028	1,359,000	[b]	1,317,754
Catalent Pharma Solutions, Inc., Gtd. Notes	3.13	2/15/2029	1,584,000	[b,c]	1,393,933
Catalent Pharma Solutions, Inc., Gtd. Notes	5.00	7/15/2027	575,000	[b]	562,063
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes	5.50	1/15/2028	3,081,000	[b]	2,746,496
Community Health Systems, Inc., Sr. Scd. Notes	5.25	5/15/2030	3,065,000	[b]	2,407,098
Community Health Systems, Inc., Sr. Scd. Notes	5.63	3/15/2027	1,020,000	[b]	896,519

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.1% (continued)
Health Care - 7.0% (continued)
Jazz Securities DAC, Sr. Scd. Notes	4.38	1/15/2029	2,110,000	[b]	1,943,099
Legacy LifePoint Health LLC, Sr. Scd. Notes	6.75	4/15/2025	620,000	[b]	589,000
LifePoint Health, Inc., Gtd. Notes	5.38	1/15/2029	1,738,000	[b]	1,064,525
Medline Borrower LP, Sr. Scd. Notes	3.88	4/1/2029	2,309,000	[b]	2,005,736
Medline Borrower LP, Sr. Unscd. Notes	5.25	10/1/2029	2,664,000	[b,c]	2,313,864
Molina Healthcare, Inc., Sr. Unscd. Notes	4.38	6/15/2028	2,905,000	[b]	2,705,136
Option Care Health, Inc., Gtd. Notes	4.38	10/31/2029	3,560,000	[b]	3,147,804
Organon & Co., Sr. Scd. Notes	4.13	4/30/2028	1,967,000	[b]	1,799,825
Organon & Co., Sr. Unscd. Notes	5.13	4/30/2031	3,468,000	[b]	3,081,587
Prime Healthcare Services, Inc., Sr. Scd. Notes	7.25	11/1/2025	1,290,000	[b]	1,142,591
Tenet Healthcare Corp., Gtd. Notes	6.13	10/1/2028	3,440,000	[c]	3,300,147
Tenet Healthcare Corp., Scd. Notes	6.25	2/1/2027	2,115,000	[c]	2,082,217
Tenet Healthcare Corp., Sr. Scd. Notes	4.25	6/1/2029	1,300,000		1,177,293
Tenet Healthcare Corp., Sr. Scd. Notes	4.63	6/15/2028	2,990,000		2,761,520
Tenet Healthcare Corp., Sr. Scd. Notes	5.13	11/1/2027	1,650,000		1,585,651
				41,840,133
Industrial - 1.5%
Chart Industries, Inc., Sr. Scd. Notes	7.50	1/1/2030	2,320,000	[b]	2,399,970
Dycom Industries, Inc., Gtd. Notes	4.50	4/15/2029	1,871,000	[b]	1,690,720
Husky III Holding Ltd., Sr. Unscd. Notes	13.00	2/15/2025	3,439,000	[b,d]	2,914,552
TK Elevator US Newco, Inc., Sr. Scd. Notes	5.25	7/15/2027	2,050,000	[b]	1,938,080
				8,943,322
Information Technology - 2.3%
AthenaHealth Group, Inc., Sr. Unscd. Notes	6.50	2/15/2030	6,709,000	[b]	5,446,094
Central Parent, Inc., Sr. Scd. Notes	7.25	6/15/2029	2,450,000	[b]	2,410,258
Elastic NV, Sr. Unscd. Notes	4.13	7/15/2029	2,300,000	[b]	1,966,086
MSCI, Inc., Gtd. Notes	3.63	9/1/2030	2,170,000	[b]	1,888,356
SS&C Technologies, Inc., Gtd. Notes	5.50	9/30/2027	2,250,000	[b]	2,185,703
				13,896,497
Insurance - 2.2%
Acrisure LLC, Sr. Scd. Notes	4.25	2/15/2029	3,740,000	[b]	3,193,455
Acrisure LLC, Sr. Unscd. Notes	7.00	11/15/2025	1,000,000	[b]	938,195
Alliant Holdings Intermediate LLC, Sr. Scd. Notes	6.75	4/15/2028	1,640,000	[b]	1,623,239

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.1% (continued)
Insurance - 2.2% (continued)
Alliant Holdings Intermediate LLC, Sr. Unscd. Notes		6.75	10/15/2027	2,350,000	[b]	2,181,857
AmWINS Group, Inc., Sr. Unscd. Notes		4.88	6/30/2029	1,793,000	[b]	1,589,163
Global Atlantic Financial Co., Gtd. Notes		3.13	6/15/2031	2,410,000	[b]	1,900,962
GTCR AP Finance, Inc., Sr. Unscd. Notes		8.00	5/15/2027	2,000,000	[b]	1,911,048
					13,337,919
Internet Software & Services - 2.3%
Arches Buyer, Inc., Sr. Scd. Notes		4.25	6/1/2028	1,524,000	[b]	1,275,215
Cogent Communications Group, Inc., Gtd. Notes		7.00	6/15/2027	2,670,000	[b]	2,649,708
Gen Digital, Inc., Gtd. Notes		6.75	9/30/2027	2,890,000	[b]	2,908,062
Go Daddy Operating Co., LLC, Gtd. Notes		5.25	12/1/2027	2,520,000	[b]	2,454,606
Uber Technologies, Inc., Gtd. Notes		4.50	8/15/2029	2,190,000	[b]	1,999,744
Uber Technologies, Inc., Gtd. Notes		8.00	11/1/2026	2,560,000	[b]	2,627,072
					13,914,407
Materials - 4.4%
ARD Finance SA, Sr. Scd. Notes		6.50	6/30/2027	2,160,000	[b,d]	1,654,992
Ardagh Packaging Finance PLC, Gtd. Notes	GBP	4.75	7/15/2027	1,460,000	[b]	1,388,142
Ball Corp., Gtd. Notes		3.13	9/15/2031	2,668,000	[c]	2,210,345
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	2,680,000	[b]	2,438,612
Graham Packaging Co., Inc., Gtd. Notes		7.13	8/15/2028	2,658,000	[b]	2,300,998
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	1,380,000	[b]	1,253,493
LABL, Inc., Sr. Scd. Notes		6.75	7/15/2026	3,470,000	[b]	3,349,583
LABL, Inc., Sr. Unscd. Notes		8.25	11/1/2029	537,000	[b]	458,920
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	455,000	[b]	421,357
Mauser Packaging Solutions Holding Co., Scd. Notes		9.25	4/15/2027	941,000	[b]	870,425
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		7.88	8/15/2026	2,234,000	[b]	2,236,022
Pactiv Evergreen Group Issuer, Inc., Sr. Scd. Notes		4.00	10/15/2027	2,880,000	[b]	2,589,739
Sealed Air Corp., Gtd. Notes		5.00	4/15/2029	2,525,000	[b]	2,375,880
Trivium Packaging Finance BV, Sr. Scd. Notes		5.50	8/15/2026	2,677,000	[b]	2,567,805
					26,116,313
Media - 5.7%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	6,080,000	[b,c]	4,839,102
CCO Holdings LLC, Sr. Unscd. Notes		4.50	5/1/2032	1,250,000		1,023,638
CCO Holdings LLC, Sr. Unscd. Notes		4.75	3/1/2030	4,840,000	[b]	4,198,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.1% (continued)
Media - 5.7% (continued)
CCO Holdings LLC, Sr. Unscd. Notes	5.00	2/1/2028	2,995,000	[b]	2,766,526
CCO Holdings LLC, Sr. Unscd. Notes	5.13	5/1/2027	3,899,000	[b]	3,689,390
CCO Holdings LLC, Sr. Unscd. Notes	5.38	6/1/2029	2,185,000	[b,c]	2,008,736
CSC Holdings LLC, Gtd. Notes	4.50	11/15/2031	1,132,000	[b]	817,270
CSC Holdings LLC, Gtd. Notes	5.38	2/1/2028	922,000	[b]	756,230
CSC Holdings LLC, Sr. Unscd. Notes	5.00	11/15/2031	870,000	[b]	441,603
CSC Holdings LLC, Sr. Unscd. Notes	5.75	1/15/2030	1,810,000	[b]	954,775
CSC Holdings LLC, Sr. Unscd. Notes	7.50	4/1/2028	2,560,000	[b]	1,634,304
DISH Network Corp., Sr. Scd. Notes	11.75	11/15/2027	1,971,000	[b]	1,913,949
Gray Escrow II, Inc., Gtd. Notes	5.38	11/15/2031	2,890,000	[b]	1,922,240
Nexstar Media, Inc., Gtd. Notes	4.75	11/1/2028	1,885,000	[b,c]	1,678,668
Virgin Media Finance PLC, Gtd. Notes	5.00	7/15/2030	2,275,000	[b,c]	1,882,813
Virgin Media Secured Finance PLC, Sr. Scd. Notes	5.50	5/15/2029	733,000	[b]	683,440
Ziggo Bond Co. BV, Gtd. Notes	5.13	2/28/2030	2,045,000	[b]	1,646,777
Ziggo BV, Sr. Scd. Notes	4.88	1/15/2030	1,731,000	[b]	1,477,460
				34,335,621
Metals & Mining - 1.4%
Arconic Corp., Scd. Notes	6.13	2/15/2028	985,000	[b]	969,888
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes	6.13	4/15/2032	1,950,000	[b]	1,879,595
Novelis Corp., Gtd. Notes	3.25	11/15/2026	1,410,000	[b]	1,289,826
Novelis Corp., Gtd. Notes	4.75	1/30/2030	1,970,000	[b]	1,812,400
Taseko Mines Ltd., Sr. Scd. Notes	7.00	2/15/2026	2,320,000	[b,c]	2,107,510
				8,059,219
Real Estate - 3.1%
Iron Mountain, Inc., Gtd. Notes	5.25	7/15/2030	2,183,000	[b]	1,970,434
Ladder Capital Finance Corp., Gtd. Notes	5.25	10/1/2025	1,744,000	[b]	1,536,202
Park Intermediate Holdings LLC, PK Domestic Property LLC and PK Finance Co-Issuer, Inc., Sr. Scd. Notes	4.88	5/15/2029	2,110,000	[b]	1,817,691
Rithm Capital Corp., Sr. Unscd. Notes	6.25	10/15/2025	3,926,000	[b]	3,507,528
RLJ Lodging Trust LP, Sr. Scd. Notes	4.00	9/15/2029	2,637,000	[b]	2,204,975
SBA Communications Corp., Sr. Unscd. Notes	3.13	2/1/2029	2,806,000		2,443,619
Starwood Property Trust, Inc., Sr. Unscd. Notes	3.75	12/31/2024	2,590,000	[b]	2,389,376
XHR LP, Sr. Scd. Notes	4.88	6/1/2029	2,935,000	[b]	2,492,262
				18,362,087
Retailing - 3.6%
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes	3.50	2/15/2029	1,730,000	[b]	1,550,582

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.1% (continued)
Retailing - 3.6% (continued)
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes		3.88	1/15/2028	1,013,000	[b]	943,073
eG Global Finance PLC, Sr. Scd. Notes	EUR	6.25	10/30/2025	615,000	[b]	618,644
Macy's Retail Holdings LLC, Gtd. Notes		4.50	12/15/2034	2,014,000		1,467,582
Macy's Retail Holdings LLC, Gtd. Notes		5.88	4/1/2029	1,345,000	[b]	1,245,685
PetSmart, Inc., Gtd. Notes		7.75	2/15/2029	1,040,000	[b]	1,021,987
PetSmart, Inc., Sr. Scd. Notes		4.75	2/15/2028	2,590,000	[b]	2,433,693
SRS Distribution, Inc., Gtd. Notes		6.00	12/1/2029	2,807,000	[b]	2,321,755
SRS Distribution, Inc., Sr. Scd. Notes		4.63	7/1/2028	712,000	[b]	633,303
Staples, Inc., Sr. Scd. Notes		7.50	4/15/2026	2,221,000	[b]	1,948,039
Staples, Inc., Sr. Unscd. Notes		10.75	4/15/2027	2,430,000	[b,c]	1,764,970
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	2,690,000	[b]	2,335,884
Yum! Brands, Inc., Sr. Unscd. Notes		4.75	1/15/2030	1,380,000	[b]	1,319,894
Yum! Brands, Inc., Sr. Unscd. Notes		5.38	4/1/2032	2,094,000		2,028,939
					21,634,030
Technology Hardware & Equipment - .5%
Presidio Holdings, Inc., Gtd. Notes		8.25	2/1/2028	1,178,000	[b]	1,120,679
Presidio Holdings, Inc., Sr. Scd. Notes		4.88	2/1/2027	310,000	[b]	296,614
Western Digital Corp., Gtd. Notes		4.75	2/15/2026	1,609,000		1,545,830
					2,963,123
Telecommunication Services - 5.0%
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	2,105,000	[b]	1,612,220
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	2,980,000	[b]	2,450,901
Altice France SA, Sr. Scd. Notes		5.50	10/15/2029	3,315,000	[b]	2,537,818
Ciena Corp., Gtd. Notes		4.00	1/31/2030	2,620,000	[b]	2,281,758
CommScope Technologies LLC, Gtd. Notes		6.00	6/15/2025	1,330,000	[b]	1,253,839
CommScope, Inc., Sr. Scd. Notes		6.00	3/1/2026	2,408,000	[b]	2,326,622
Connect Finco Sarl, Sr. Scd. Notes		6.75	10/1/2026	4,826,000	[b]	4,540,783
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	2,635,000	[b]	2,627,319
Iliad Holding SASU, Sr. Scd. Notes		6.50	10/15/2026	2,034,000	[b]	1,940,273
Level 3 Financing, Inc., Sr. Scd. Notes		3.88	11/15/2029	1,160,000	[b]	840,629
Telecom Italia Capital SA, Gtd. Notes		6.00	9/30/2034	1,140,000		978,975
Telecom Italia SPA, Sr. Unscd. Notes		5.30	5/30/2024	963,000	[b]	944,650
ViaSat, Inc., Sr. Unscd. Notes		5.63	9/15/2025	2,985,000	[b]	2,832,855
Vmed O2 UK Financing I PLC, Sr. Scd. Notes		4.75	7/15/2031	975,000	[b]	836,945
Zayo Group Holdings, Inc., Sr. Scd. Notes		4.00	3/1/2027	1,924,000	[b]	1,463,972

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.1% (continued)
Telecommunication Services - 5.0% (continued)
Zayo Group Holdings, Inc., Sr. Unscd. Notes		6.13	3/1/2028	980,000	[b]	596,918
					30,066,477
Transportation - .3%
First Student Bidco, Inc., Sr. Scd. Notes		4.00	7/31/2029	2,083,000	[b]	1,814,395
Utilities - 2.9%
Calpine Corp., Sr. Scd. Notes		4.50	2/15/2028	1,000,000	[b]	928,819
Calpine Corp., Sr. Unscd. Notes		5.00	2/1/2031	3,444,000	[b]	2,919,143
Calpine Corp., Sr. Unscd. Notes		5.13	3/15/2028	1,565,000	[b,c]	1,434,965
NRG Energy, Inc., Gtd. Notes		3.63	2/15/2031	972,000	[b]	780,476
NRG Energy, Inc., Gtd. Notes		5.25	6/15/2029	1,520,000	[b]	1,413,250
NRG Energy, Inc., Jr. Sub. Bonds		10.25	3/15/2028	1,240,000	[b,e]	1,186,128
PG&E Corp., Sr. Scd. Notes		5.00	7/1/2028	1,910,000	[c]	1,805,523
Pike Corp., Gtd. Notes		5.50	9/1/2028	2,110,000	[b]	1,848,487
Vistra Corp., Jr. Sub. Notes		7.00	12/15/2026	3,206,000	[b,e]	2,824,598
Vistra Operations Co., Gtd. Notes		4.38	5/1/2029	2,110,000	[b]	1,871,117
					17,012,506
Total Bonds and Notes (cost $559,578,628)				538,702,190

Floating Rate Loan Interests - 3.7%
Building Materials - .2%
Cornerstone Building, New Term Loan B, 1 Month LIBOR +3.25%		7.93	4/12/2028	1,625,853	[f]	1,440,099
Commercial & Professional Services - .1%
Praesidiad Ltd., Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	6.85	10/4/2024	1,000,000	[f]	676,007
Consumer Staples - .3%
Hunter Douglas, Inc., Tranche Term Loan B-1, 3 Month Term SOFR +3.50%		8.37	2/25/2029	1,994,975	[f]	1,801,183
Electronic Components - .4%
Roper Industrial Product, Initial Dollar Term Loan, 3 Month Term SOFR +4.50%		9.40	11/22/2029	2,243,077	[f]	2,229,462
Energy - .3%
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%		10.57	6/21/2026	1,646,469	[f]	1,621,896
Health Care - .2%
LifePoint Health, Inc., First Lien Term Loan B, 3 Month LIBOR +3.75%		8.58	11/16/2025	1,250,000	[f]	1,193,750

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 3.7% (continued)
Information Technology - 1.1%
Ascend Learning LLC, Initial Term Loan, 1 Month LIBOR +3.60%	8.41	12/10/2028	1,566,035	[f]	1,449,702
Hyland Software, Inc., 2021-1 Incremental Facility Term Loan, 1 Month LIBOR +6.25%	11.09	7/10/2025	1,150,000	[f]	1,104,000
Quest Software, Inc., First Lien Initial Term Loan, 3 Month Term SOFR +4.25%	9.08	2/1/2029	2,135,000	[f]	1,753,668
UKG, Inc., First Lien Initial Term Loan, 3 Month LIBOR +3.75%	8.58	5/3/2026	2,294,057	[f]	2,261,378
				6,568,748
Insurance - .8%
Asurion LLC, New Term Loan B-4, 1 Month LIBOR +5.25%	10.09	1/20/2029	790,156	[f]	656,224
Asurion LLC, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	10.09	2/3/2028	4,578,000	[f]	3,830,641
				4,486,865
Utilities - .3%
Eastern Power LLC, Term Loan B, 3 Month LIBOR +3.75%	8.91	10/2/2025	2,060,000	[f]	1,899,866
Total Floating Rate Loan Interests (cost $23,347,761)			21,917,876
Description			Shares		Value ($)
Common Stocks - .0%
Information Technology - .0%
Skillsoft Corp.			46,443	[g]	92,886
Media - .0%
Altice USA, Inc., Cl. A			29,000	[g]	99,180
Total Common Stocks (cost $1,055,331)			192,066

Exchange-Traded Funds - .1%
Registered Investment Companies - .1%
iShares iBoxx Investment Grade Corporate Bond ETF (cost $499,745)			4,620		506,398
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 3.3%
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $20,007,181)	4.89		20,007,181	[h]	20,007,181

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 2.7%
Registered Investment Companies - 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $15,914,210)	4.89	15,914,210	[h] 15,914,210
Total Investments (cost $620,402,856)		99.9%	597,239,921
Cash and Receivables (Net)		0.1%	466,791
Net Assets		100.0%	597,706,712

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $447,329,541 or 74.84% of net assets.

c Security, or portion thereof, on loan. At March 31, 2023, the value of the fund’s securities on loan was $41,843,296 and the value of the collateral was $43,111,437, consisting of cash collateral of $15,914,210 and U.S. Government & Agency securities valued at $27,197,227. In addition, the value of collateral may include pending sales that are also on loan.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Citigroup Global Markets Inc.
United States Dollar	19,850,602	Euro	18,385,000	4/26/2023	(116,948)
United States Dollar	3,456,203	British Pound	2,815,000	4/26/2023	(18,261)
Gross Unrealized Depreciation					(135,209)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

March 31, 2023 (Unaudited)

The following is a summary of the inputs used as of March 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	16,302,246	-	16,302,246
Corporate Bonds	-	522,399,944	-	522,399,944
Equity Securities - Common Stocks	192,066	-	-	192,066
Exchange-Traded Funds	506,398	-	-	506,398
Floating Rate Loan Interests	-	21,917,876	-	21,917,876
Investment Companies	35,921,391	-	-	35,921,391
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(135,209)	-	(135,209)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At March 31, 2023, accumulated net unrealized depreciation on investments was $23,298,144, consisting of $5,417,263 gross unrealized appreciation and $28,715,407 gross unrealized depreciation.

At March 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.